Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments

(12) Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2017 and 2016:

Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable	2017		2016
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TMCL II Secured Debt Facility (1)	$659,714	3.38%	$951,923	2.40%	August 2024
TMCL IV Secured Debt Facility (1) (2)	132,885	4.00%	140,202	2.69%	February 2020
TL Revolving Credit Facility	568,403	3.56%	671,060	2.50%	June 2020
TL Revolving Credit Facility II	150,906	3.55%	174,005	2.44%	July 2020
TW Credit Facility	97,148	3.38%	122,723	2.63%	September 2026
TAP Funding Revolving Credit Facility	163,276	3.43%	149,230	2.45%	December 2021
TL Term Loan	352,555	3.69%	394,732	2.59%	April 2019
2013-1 Bonds	—	—	200,595	3.90%	September 2038
2014-1 Bonds	—	—	233,827	3.27%	October 2039
2017-1 Bonds	390,013	3.91%	—	—	May 2042
2017-2 Bonds	475,408	3.73%	—	—	June 2042
Total debt obligations	$2,990,308		$3,038,297
Amount due within one year	$233,681		$205,081
Amounts due beyond one year	$2,756,627		$2,833,216

(1) Final maturity of the TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility are based on the assumptions that both facilities will not be extended on their associated conversion dates.

(2) On January 31, 2018, the TMCL IV Secured Debt Facility was terminated and the unpaid debt amount was fully repaid by proceeds primarily from the TL Revolving Credit Facility (see Note 17 “Subsequent Events”).

Secured Debt Facilities

(a)	TMCL II

TMCL II has a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000. There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. TMCL II’s primary ongoing container financing requirements have been funded by commitments under the TMCL II Secured Debt Facility.  The advance rates under the TMCL II Secured Debt Facility were 80.0% and 72.5% at December 31, 2017 and 2016, respectively. TMCL II is required to maintain restricted cash balances on deposit in a designated bank account equal to five months of interest expense.

On February 27, 2017, TMCL II entered into an amendment of the TMCL II Secured Debt which revised certain of the covenants and restrictions, and increased the interest rate.

On August 31, 2017, TMCL II entered into an amendment which extended the conversion date to August 2020, and lowered the interest rate to one-month LIBOR plus 1.90%, payable monthly in arrears, during the revolving period prior to the conversion date. The amendment also replaced the borrowing capacity of two of the TMCL II Secured Debt Facility lenders with three other lenders and, accordingly, the Company wrote off $238 of unamortized debt issuance costs in August 2017.

(b)	TMCL IV

TMCL IV had a securitization facility (the “TMCL IV Secured Debt Facility”) that provided for an aggregate commitment amount of up to $300,000. There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. Final legal payment date was two years after the Conversion Date (February 2, 2018) if the TMCL IV Secured Debt Facility was not renewed by the Conversion Date. TMCL IV’s ongoing container financing requirements had been funded by commitments under the TMCL IV Secured Debt Facility. The advance rates under the TMCL IV Secured Debt Facility were 80.0% and 72.5% at December 31, 2017 and 2016, respectively. TMCL IV was required to maintain restricted cash balances on deposit in a designated bank account equal to five months of interest expense.

On February 27, 2017, TMCL IV entered into an amendment of the TMCL IV Secured Debt Facility which revised certain of the covenants and restrictions, and increased interest margin from 1.95% to 2.50%.

On January 31, 2018, the TMCL IV Secured Debt Facility was terminated and the unpaid debt amount of $129,400 was fully repaid by $124,608 proceeds from the TL Revolving Credit Facility and TMCL IV’s available cash of $4,792.

Under the terms of the TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility, the total outstanding principal of each of these two programs may not exceed the lesser of the commitment amount and an amount that is calculated based on TMCL II and TMCL IV’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases as specified in each of the relevant secured debt facility indentures (the “Asset Base”). The total obligations under the TMCL II Secured Debt Facility and the TMCL IV Secured Debt Facility are secured by a pledge of TMCL II and TMCL IV’s assets, respectively. As of December 31, 2017, TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility’s Asset Base amounted to $723,991 and $159,128, respectively and TMCL II and TMCL IV’s total assets amounted to $1,088,797 and $218,145, respectively.

Credit Facilities

(a)	TL

TL has a revolving credit facility (the “TL Revolving Credit Facility”) that provides for an aggregate commitment amount of up to $700,000 (which includes a $50,000 letter of credit facility). There is a commitment fee on the unused amount of the total commitment, payable quarterly in arrears. The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through June 19, 2020 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility is based either on the base rate for Base Rate loans plus a spread between 1.50% and 2.00% or LIBOR for Eurodollar rate loans plus a spread between 2.00% and 2.50%, as defined in the credit agreement, which varied based on TGH’s leverage. TL’s primary ongoing container financing requirements have been funded by commitments under the TL Revolving Credit Facility. The advance rates under the TL Revolving Credit Facility were 84.5% and 85.0% at December 31, 2017 and 2016, respectively. Interest payments on Base Rate loans and Eurodollar rate loans are payable in arrears on the last day of each calendar month and on the last day of each interest period, respectively.

TL has another revolving credit facility (the “TL Revolving Credit Facility II”) that provides for an aggregate commitment amount of up to $190,000.  There is a commitment fee on the unused amount of the total commitment, payable quarterly in arrears. The TL Revolving Credit Facility II provides for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility II is based either on the base rate for Base Rate loans plus a spread between 1.50% and 2.00% or LIBOR for Eurodollar rate loans plus a spread between 2.00% and 2.50%, as defined in the credit agreement, which varies based on TGH’s leverage. The advance rates under the TL Revolving Credit Facility II were 84.5% and 85.0% at December 31, 2017 and 2016, respectively.  Interest payments on Base Rate loans and Eurodollar rate loans are payable in arrears on the last day of each interest period, not to exceed three months, and on the last day of each calendar month, respectively.

On February 27, 2017 and October 31, 2017, TL entered into amendments of the TL Revolving Credit Facility and TL Revolving Credit Facility II which revised certain of the covenants and restrictions and increased the interest rate.

The TL Revolving Credit Facility and the TL Revolving Credit Facility II are each secured by segregated pools of TL’s containers and under the terms of both facilities, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is based on a formula based on TL’s net book value of containers and net investment in direct financing and sales-type leases designated to each of the TL Revolving Credit Facility and TL Revolving Credit Facility II. As of December 31, 2017, TL Revolving Credit Facility and the TL Revolving Credit Facility II’s Asset Base amounted to $662,925 and $156,110, respectively. TGH acts as an unconditional guarantor of the TL Revolving Credit Facility and the TL Revolving Credit Facility II. The Company had no outstanding letters of credit under the TL Revolving Credit Facility as of December 31, 2017 and 2016.

(b)	TW

TW has a credit agreement, with Wells Fargo Bank N.A. as the lender, which provided for a revolving credit facility with an aggregate commitment amount of up to $300,000 (the “TW Credit Facility”). The revolving credit period was terminated on July 29, 2016 through an amendment. TW is required to make monthly principal pay downs from its available funds, net revenue collection after interest payment, interest rate hedging payment and certain management fees, until the outstanding balance is fully repaid prior to final maturity. Interest on the outstanding amount due under the TW Credit Facility is based on one-month LIBOR plus 2.0%, payable monthly in arrears. The advance rates under the TW Credit Facility were 90% and 80% for containers under operating leases and net investment in direct financing and sales-type leases, respectively, at both December 31, 2017 and 2016. TW is required to maintain restricted cash balances on deposit in a designated bank account equal to three months of interest expense.

The TW Credit Facility is secured by a pledge of TW’s total assets and under the terms of the TW Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount that is based on a formula based on TW’s net book value of containers, restricted cash and net investment in direct financing and sales-type leases (the “Asset Base”). As of December 31, 2017, TW Credit Facility’s Asset Base and TW’s total assets amounted to $106,786 and $134,997, respectively.

(c)	TAP Funding

TAP Funding has a credit agreement, that provides for a revolving credit facility with an aggregate commitment amount of up to $190,000 (the “TAP Funding Revolving Credit Facility”). There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. TAP Funding’s primary ongoing container financing requirements have been funded by commitments under the TAP Funding Revolving Credit Facility. The advance rates under the TAP Funding Revolving Credit Facility were 80.0% and 77.0% at December 31, 2017 and 2016, respectively. TAP Funding is required to maintain restricted cash balances on deposit in a designated bank account equal to five months of interest expense. Interest on the outstanding amount due under the TAP Funding Revolving Credit Facility is based on one-month LIBOR plus 1.95%, payable monthly in arrears.

On February 27, 2017, TAP Funding entered into an amendment of the TAP Funding Revolving Credit Facility which revised certain of the covenants and restrictions.

On December 8, 2017, TAP Funding entered into an amendment of the TAP Funding Revolving Credit Facility which extended the maturity date to December 7, 2021, increased the advance rate from 77.0% to 80.0%, lowered the interest margin from 2.25% to 1.95% and increased the aggregate commitment amount from $150,000 to $190,000.

The TAP Funding Revolving Credit Facility is secured by a pledge of TAP Funding’s total assets and under the terms of the TAP Funding Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is based on a formula based on TAP Funding’s net book value of containers and direct financing and sales-type leases. As of December 31, 2017, TAP Funding Revolving Credit Facility’s Asset Base and TAP Funding’s total assets amounted to $164,213 and $220,747, respectively.

Term Loan

TL has a $500,000 five-year term loan (the “TL Term Loan”) that represents a partially-amortizing term loan with the remaining principal due in full on April 30, 2019. Interest on the outstanding amount due under the TL Term Loan is based on the base rate for Base Rate loans plus a spread between 1.50% and 2.00% or LIBOR for Eurodollar rate loans plus a spread between 2.00% and 2.50%, as defined in the credit agreement, which is based upon TGH’s leverage. Under the terms of the TL Term Loan, scheduled principal repayments are payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount equal to 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019). The advance rates under the TL Term Loan were 84.5% and 85.0% at December 31, 2017 and 2016, respectively. Interest payments are payable in arrears on the last day of each interest period, not to exceed three months.

On February 27, 2017 and October 31, 2017, TL entered into amendments of the TL Term Loan which revised certain of the covenants and restrictions, and increased the interest rate.

The TL Term Loan is secured by a segregated pool of the Company’s containers and under the terms of the TL Term Loan, the total outstanding principal may not exceed the lesser of the commitment amount and an amount that is based on a formula based on TL’s net book value of containers and net investment in direct financing and sales-type leases designated to the TL Term Loan (the “Asset Base”). As of December 31, 2017, TL Term Loan’s Asset Base amounted to $364,186. TGH acts as an unconditional guarantor of the TL Term Loan.

Bonds Payable

(a)	TMCL III

Textainer Marine Containers III Limited (“TMCL III”) (a Bermuda Company), one of the Company’s wholly-owned subsidiaries, issued $300,900 aggregate principal amount of Series 2013-1 Fixed Rate Asset Backed Notes (the “2013-1 Bonds”) and $301,400 aggregate principal amount of Series 2014-1 Fixed Rate Asset Backed Notes (the “2014-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act.

The 2013-1 Bonds were issued at 99.5% of par value, resulting in a discount of $1,542 which is being accreted to interest expense using the interest rate method over a 10 year term. The $300,900 in 2013-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 25 years. Both principal and interest incurred were payable monthly in arrears. The target final payment date and legal final payment date was September 20, 2023 and September 20, 2038, respectively. TMCL III was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the 2013-1 Bonds.

The 2014-1 Bonds were issued at 99.9% of par value, resulting in a discount of $102 which is being accreted to interest expense using the interest rate method over a 10 year term. The $301,400 in 2014-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 25 years. Both principal and interest incurred were payable monthly in arrears.  The target final payment date and legal final payment date was October 20, 2024 and October 20, 2039, respectively. TMCL III was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the 2014-1 Bonds.

On April 20, 2017, TMCL III entered into $406,000 of one-year floating rate asset-backed notes (the “2017-A Notes”) with a group of financial institutions. Interest on the outstanding amount due under the 2017-A Notes was based on adjusted LIBOR plus a spread of 3.0%. The entire proceeds of the 2017-A Notes with TMCL III’s available cash was used to fully repay the unpaid principal amount of $195,585 and $228,562 of the 2013-1 Bonds and the 2014-1 Bonds, respectively, on April 20, 2017.

On May 17, 2017, the TMCL III 2017-A Notes were fully repaid by proceeds from the sale of TMCL III’s containers to Textainer Marine Containers V Limited’s (“TMCL V”) (a Bermuda Company), one of the Company’s wholly-owned subsidiaries, and TMCL III’s available cash.

Unamortized debt issuance costs and unamortized bond discounts of the 2013-1 Bonds, the 2014-1 Bonds and the 2017-A Notes in an aggregate amount of $7,228 was written-off  in second quarter of 2017.

(b)	TMCL V

On May 17, 2017, TMCL V issued the Series 2017-1 Fixed Rate Asset Backed Notes (the “2017-1 Bonds”), $350,000 aggregate Class A principal amount and $70,000 aggregate Class B principal amount of 2017-1 Bonds, to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $420,000 in 2017-1 Bonds represent fully amortizing notes payable over a scheduled payment term of 9 years, but not to exceed a maximum payment term of 25 years. The target final payment date and legal final payment date are May 20, 2026 and May 20, 2042, respectively. Both principal and interest incurred are payable monthly in arrears. The advance rate under the 2017-1 Bonds was 75.2% at December 31, 2017. TMCL V was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the 2017-1 Bonds. Proceeds from the 2017-1 Bonds was used to acquire containers from TMCL III and for general corporate purposes.  The 2017-1 Bonds are secured by a pledge of TMCL V’s total assets.

On June 28, 2017, TMCL V issued the Series 2017-2 Fixed Rate Asset Backed Notes (the “2017-2 Bonds”), $416,000 aggregate Class A principal amount and $84,000 aggregate Class B principal amount of 2017-2 Bonds, to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $500,000 in 2017-2 Bonds represent fully amortizing notes payable over a scheduled payment term of 9 years, but not to exceed a maximum payment term of 25 years. The target final payment date and legal final payment date are June 20, 2026 and June 20, 2042, respectively. Both principal and interest incurred are payable monthly in arrears. The advance rate under the 2017-2 Bonds was 77.6% at December 31, 2017. TMCL V was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the 2017-2 Bonds. Proceeds from the 2017-2 Bonds was used to acquire containers from TL and TMCL II and for general corporate purposes.  The 2017-2 Bonds are secured by a pledge of TMCL V’s total assets.

Under the terms of the 2017-1 Bonds and the 2017-2 Bonds, the total outstanding principal may not exceed an amount that is based on a formula based on TMCL V’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases as specified in the bond indenture (the “Asset Base”). The total obligations under the 2017-1 Bonds and the 2017-2 Bonds are secured by a pledge of TMCL V’s assets. As of December 31, 2017, the 2017-1 Bonds and the 2017-2 Bonds’ Asset Base amounted to $395,892 and $482,198, respectively, and TMCL V’s total assets amounted to $1,179,021.

Restrictive Covenants

The Company’s secured debt facilities, revolving credit facilities, the TL Term Loan, the 2017-1 Bonds and the 2017-1 Bonds contain restrictive covenants, including limitations on certain liens, indebtedness and investments.

•

The TL Revolving Credit Facility, TL Revolving Credit Facility II and the TL Term Loan contain certain restrictive financial covenants on TGH’s consolidated tangible net worth and TGH and TL’s leverage coverage.

•

The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility, the TW Credit Facility, the TAP Funding Revolving Credit Facility, the 2017-1 Bonds and the 2017-2 Bonds contain restrictive covenants on TGH’s leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels.

•	The TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility also contain restrictive covenants regarding certain containers sales proceeds ratio.

•	The TW Credit Facility also contains restrictive covenants limiting TW’s finance lease default ratio and debt service coverage ratio.

•

The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility, the TAP Funding Revolving Credit Facility, the 2017-1 Bonds and the 2017-2 Bonds also contain restrictive covenants’ regarding certain debt service ratios and the average age of the underlying container fleets securing each of these obligations.

•

The TMCL II Secured Debt Facility, the TMCL IV Secured Debt Facility, the 2017-1 Bonds and the 2017-2 Bonds also contain restrictive covenants on TMCL II, TMCL IV and TMCL V’s ability to incur other obligations and distribute earnings, respectively.

•	All of the Company’s debt facilities also contain restrictive covenants on borrowing base minimums.

TGH and its subsidiaries were in full compliance with these restrictive covenants at December 31, 2017.

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2017:

	Twelve months ending December 31,						Available borrowing, as limited by the	Current and
	2018	2019	2020	2021	2022 and thereafter	Total Borrowing	Borrowing Base	Available Borrowing
TMCL II Secured Debt (1) Facility	$—	$—	$22,136	$66,475	$576,140	$664,751	$58,648	$723,399
TMCL IV Secured Debt (1) (2) Facility	48,000	48,000	37,000	—	—	133,000	26,127	159,127
TL Revolving Credit Facility	—	—	574,000	—	—	574,000	70,956	644,956
TL Revolving Credit Facility II	36,000	36,000	80,000	—	—	152,000	4,110	156,110
TW Credit Facility	26,793	21,854	25,654	17,009	5,838	97,148	—	97,148
TAP Funding Revolving Credit Facility	9,600	9,600	9,600	135,900	—	164,700	—	164,700
TL Term Loan	39,600	314,400	—	—	—	354,000	—	354,000
2017-1 Bonds	37,065	38,331	39,357	52,173	227,349	394,275	—	394,275
2017-2 Bonds (3)	40,627	40,968	43,958	55,259	299,730	480,542	—	480,542
Total (4)	$237,685	$509,153	$831,705	$326,816	$1,109,057	$3,014,416	$159,841	$3,174,257

(1)	Future scheduled payments for TMCL II and TMCL IV Secured Debt Facility are based on the assumptions that both facilities will not be extended on their associated conversion dates.
(2)

On January 31, 2018, the TMCL IV Secured Debt Facility was termination and the unpaid debt amount was fully repaid by proceeds primarily from the TL Revolving Credit Facility (see Note 17 “Subsequent Events”).

(3)	Future scheduled payments for 2017-2 Bonds exclude an unamortized discount of $75.
(4)	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $24,034.

Derivative Instruments

The Company has entered into several interest rate cap, collar and swap agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The following is a summary of the Company’s derivative instruments as of December 31, 2017:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 0.60% and 1.98% per annum, amortizing notional amounts, with termination dates through July 15, 2023	$1,067,530
Interest rate collar contracts with a bank which cap rates between 1.26% and 2.18% per annum, and sets floors for rates between 0.76% and 1.68% per annum, amortizing notional amount, with termination dates through June 15, 2023	78,713
Interest rate cap contracts with several banks with fixed rates between 3.70% and 4.49% per annum, nonamortizing notional amounts, with termination dates through December 15, 2019	138,000
Total notional amount as of December 31, 2017	$1,284,243

The Company’s interest rate swap, collar and cap agreements had a fair value asset and liability of $7,787 and $81 as of December 31, 2017, respectively, and a fair value asset and a fair value liability of $4,816 and $1,204 as of December 31, 2016, respectively, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and they were in compliance with the related derivative agreements at December 31, 2017. The Company does not have any master netting arrangements with its counterparties. The Company’s fair value assets and liabilities for its interest rate swap, collar and cap agreements are included in interest rate swaps, collars and caps in the accompanying condensed consolidated balance sheets. The change in fair value was recorded in the condensed consolidated statements of comprehensive income (loss) as unrealized gains (losses) on interest rate swaps, collars and caps, net.